SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional disclosures
Share-based compensation expense	$ 1,865	$ 2,317	$ 3,196
2008 Plan | Share options
Options Number
Outstanding (in shares)	890,500	965,850
Exercisable (in shares)	586,175
Expected to vest (in shares)	304,325
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 1.83	$ 1.82
Exercisable (in dollars per share)	1.66
Expected to vest (in dollars per share)	$ 1.85
Weighted-average remaining contractual life (years)
Outstanding	5 years 8 months 23 days
Exercisable	4 years 6 months 11 days
Expected to vest	8 years 18 days
Aggregate intrinsic value
Outstanding (in dollars)	$ 136
Exercisable (in dollars)	116
Expected to vest (in dollars)	20
Additional disclosures
Total intrinsic value of options exercised	$ 324	$ 26	$ 253
Weighted average grant date fair value of options (in dollars per share)	$ 0.70	$ 0.83	$ 1.28
Share-based compensation expense	$ 97	$ 102	$ 5
Unrecognized compensation cost	$ 482
Weighted-average period of recognition of unrecognized compensation cost	1 year 15 days